SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net accumulated losses-carry forward	¥ 133,140	¥ 140,351
Allowance for credit losses	20,717	18,570
Gain or loss from changes in fair values	7,849	12,841
Inventory write-downs	1,441	1,836
Others	2,936	3,818
Less: valuation allowance	(162,019)	(173,529)	¥ (140,189)	¥ (96,489)
Total deferred tax assets	4,064	3,887
Deferred tax liabilities
Gain or loss from changes in fair values		156
Others	4,064	3,731
Total deferred tax liabilities	¥ 4,064	¥ 3,887